Subsequent Events:	6 Months Ended
Jun. 30, 2014
Subsequent Events
Subsequent Events:
11. Subsequent Events:

a) On July 21, 2014 the Partnership's Board of Directors further approved its' cash distribution for the six month period ended June 30, 2014 of $0.365 per unit, or $13.0 million, which will be paid on or about August 12, 2014, to all unitholders of record as of August 5, 2014.

b) Furthermore, on July 31, 2014, the Partnership's Board of Directors approved the Management's recommendation for an increase in the quarterly cash distribution paid to common, subordinated and General Partner unitholders of $0.025 per unit (an annualized increase of $0.10 per unit), which will initially become effective for the Partnership's distribution with respect to the quarter ending September 30, 2014.

c) On August 6, 2014, the Partnership filed with the Securities and Exchange Commission (or the “SEC”) a preliminary prospectus on form F-1 with a view to offering a proposed maximum aggregate amount of $250.0 million of the Partnership's Senior Notes with intended maturity being October 30, 2019. As part of the contemplated transaction, the Partnership established a Marshall Islands wholly owned subsidiary, Dynagas Finance, whose activities will be limited to co-issuing the Notes and engaging in other activities incidental thereto.